CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, issued	0	0	0
Preferred Stock, outstanding	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	40,650,006	40,000,006	39,964,346
Common Stock, shares outstanding	40,650,006	40,000,006	39,964,346